11. BORROWINGS, FINANCING AND DEBENTURES (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 14,948,054	R$ 14,737,550
Tax foreclosure	25,376	26,169
Other	58,714	55,640
Total	15,032,144	14,819,359
Total in US$
Disclosure of detailed information about borrowings [line items]
Borrowings	2,950,000	2,950,000
Total	2,950,000	2,950,000
Total in EUR
Disclosure of detailed information about borrowings [line items]
Borrowings	145,000	145,000
Total	145,000	145,000
Total in R$
Disclosure of detailed information about borrowings [line items]
Borrowings	4,613,905	4,624,637
Tax foreclosure	25,376	26,169
Other	58,714	55,640
Total	4,697,995	4,706,446
Total in R$
Disclosure of detailed information about borrowings [line items]
Borrowings	10,334,149	10,112,913
Total	R$ 10,334,149	10,112,913
Transnordestina Logisitca
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 2,541,347	2,547,937
Tax foreclosure	22,214	23,007
Other	3,866	4,866
Total	R$ 2,567,427	2,575,810
FTL - Ferrovia Transnordestina
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	11/15/2020
Borrowings	R$ 69,405	76,700
Total	R$ 69,405	76,700
Sepetiba Tecon
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Indefinite
Other	R$ 36,308	28,914
Total	R$ 36,308	28,914
Cia Metalurgica Prada
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Indefinite
Tax foreclosure	R$ 333	333
Other	18,540	19,340
Total	R$ 18,873	19,673
CSN Energia
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	Indefinite
Tax foreclosure	R$ 2,829	2,829
Total	R$ 2,829	2,829
CSN Mineracao
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	09/22/2022
Borrowings	R$ 2,000,000	2,000,000
Other		2,520
Total	R$ 2,000,000	2,002,520
Estanho de Rondonia
Disclosure of detailed information about borrowings [line items]
Currency	R$
Maturities	07/15/2022
Borrowings	R$ 3,153
Total	R$ 3,153
CSN Islands XI
Disclosure of detailed information about borrowings [line items]
Currency	US$
Maturities	09/21/2019
CSN Islands XI | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 750,000	750,000
Total	R$ 750,000	750,000
CSN Islands XII
Disclosure of detailed information about borrowings [line items]
Currency	US$
Maturities	Perpetual
CSN Islands XII | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,000,000	1,000,000
Total	R$ 1,000,000	1,000,000
CSN Resources
Disclosure of detailed information about borrowings [line items]
Currency	US$
Maturities	07/21/2020
CSN Resources | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,200,000	1,200,000
Total	R$ 1,200,000	1,200,000
CSN Steel S.L.
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Maturities	01/31/2020
CSN Steel S.L. | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 120,000	120,000
Total	R$ 120,000	120,000
Lusosider Acos Planos
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Maturities	Indefinite
Lusosider Acos Planos | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 25,000	25,000
Total	R$ 25,000	R$ 25,000